Common, subordinated and preferred units	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Common And Subordinated Units [Text Block]
25. Common, subordinated and preferred units

The following table shows the movements in the number of common units, subordinated units and preferred units during the years ended December 31, 2018, 2017 and 2016:

(in units)	Common Units Public	Common Units Höegh LNG	Subordinated Units	8.75% Series A Preferred Units
December 31, 2015	11,040,000	2,116,060	13,156,060	—
June 3, 2016; Awards to non-employee directors as compensation for directors' fees	10,650	—	—	—
December 7, 2016; Common unit offering	6,000,000	—	—	—
December 16, 2016; Option Exercised	588,389	—	—	—
December 31, 2016	17,639,039	2,116,060	13,156,060	—
May 22, 2017: Awards to non-employee directors as compensation for directors' fees	9,805	—	—	—
October 5, 2017: Series A preferred units offering	—	—	—	4,600,000
December 31, 2017	17,648,844	2,116,060	13,156,060	4,600,000
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	8,840	—	—	—
July 5, 2018; Awards to non-employee directors as compensation for directors' fees	2,210	—	—	—
Units issued to staff at Höegh LNG during 2018	14,622	(14,622)	—	—
Phantom units issued to CEO/CFO during 2018	17,079	—	—	—
ATM program (from January 26, 2018 to December 31, 2018)	253,106	—	—	1,529,070
December 31, 2018	17,944,701	2,101,438	13,156,060	6,129,070

As of December 31, 2018, 2017 and 2016 Höegh LNG owned 2,101,438 common units and 13,156,060 subordinated units. Subordinated units are not entitled to vote for the four elected directors to the Partnership’s board of directors. The general partner has a non-economic interest and has no units.

Refer to note 26 for information on distributions to common and subordinated unitholders.

The Series A preferred units represent perpetual equity interests in the Partnership and, unlike the Partnership's debt, do not give rise to a claim for payment of a principal amount at a particular date. The Series A preferred units rank senior to the Partnership's common units and subordinated units as to the payment of distributions and amounts payable upon liquidation, dissolution or winding up but junior to all of the Partnership's debt and other liabilities. The Series A preferred units have a liquidation preference of $25.00 per unit. At any time on or after October 5, 2022, the Partnership may redeem, in whole or in part, the Series A preferred units at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption. The distribution rate on the Series A preferred units is 8.75% per annum of the $25.00 per unit value (equivalent to $2.1875 per annum per unit). The distributions are cumulative and recorded when declared. However, since the Series A preferred units rank senior to the Partnership's common and subordinated units, the portion of net income, equivalent to the Series A preferred units' paid and undeclared distributions for that period, is reflected as Preferred unitholders' interest in net income on the consolidated statement of income. Distributions are payable quarterly, when, and if declared by the Partnership's board of directors out of legally available funds for such purpose. Holders of the Series A preferred units generally have no voting rights. However, if and whenever distributions payable on the Series A preferred units are in arrears for six or more quarterly periods, whether or not consecutive, holders of Series A Preferred Units will be entitled to replace one of the members of our board of directors appointed by our general partner with a person nominated by such holders.